Investments, Available for Sale - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Sep. 30, 2014 Available-for-Sale Securities INR	Sep. 30, 2013 Available-for-Sale Securities INR	Sep. 30, 2014 Available-for-Sale Securities USD ($)	Mar. 31, 2014 Available-for-Sale Securities INR
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements				996,147.8		$ 16,087.7	820,565.8
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)				730,463.5		11,796.9	670,603.5
Other than temporary impairment losses on available for sale securities	$ 0	1.8	0	1.8	0
Individual investments, fair values of amortized cost	95.00%	95.00%